Going Concern and Management's Plans (Details)					3 Months Ended			12 Months Ended
	May 01, 2024 USD ($)	May 01, 2024 EUR (€)	Feb. 14, 2024 USD ($)	Feb. 14, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	May 06, 2024 USD ($)	Apr. 30, 2024	Apr. 19, 2024	Mar. 31, 2024 EUR (€)	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Mar. 31, 2022
Going Concern and Management's Plans (Details) [Line Items]
Net loss from continuing operations					$ (8,659,000)		$ (3,355,000)	$ (53,652,000)		$ (18,569,000)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest							$ (3,400,000)			(18,600,000)
Shareholders’ equity/(deficit)					(71,700,000)			(63,300,000)		(2,600,000)
Unrestricted cash					$ 1,400,000			$ 4,600,000
Owned subsidiary, description					(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.
Percentage of Interest rate					7.00%							50.00%		7.00%
Distribution amount					$ 10,000,000				€ 10,000,000
Repayment amount (in Euro) | €						€ 10,000,000			€ 10,000,000
Maturity term								Jan. 06, 2024												Jan. 06, 2024
Percentage of bond holderes								1.00%	1.00%
Fees (in Euro) | €									€ 1,400,000
Owned amount					87,300,000					$ 159,000,000				€ 80,800,000						€ 150,000,000
Exercised options			$ 68,500,000	€ 59,100,000
Debt amount					$ 87,300,000
Total interest	50.00%	50.00%																					97.00%
Common stock closing bid price (in Dollars per share) | $ / shares															$ 1
Alternus Energy Group Plc [Member]
Going Concern and Management's Plans (Details) [Line Items]
Percentage of Interest rate					6.50%			6.50%						6.50%						6.50%
Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary, description								(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Share capital percentage																100.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Share capital amount																$ 7,000,000	€ 6,500,000	$ 59,100,000	€ 54,400,000		$ 17,500,000	€ 15,800,000
Solis Bond trustee’s [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary, description								On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.	On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.
Subsequent Event [Member]
Going Concern and Management's Plans (Details) [Line Items]
Percentage of Interest rate													7.00%
Exercised options			$ 68,500,000	€ 59,100,000,000,000
Subsequent Event [Member] | Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Share capital percentage																100.00%	100.00%	100.00%	100.00%
Share capital amount																$ 7,000,000	€ 6,500,000	$ 59,100,000	€ 54,400,000
Forecast [Member]
Going Concern and Management's Plans (Details) [Line Items]
Exercised options	$ 1,069,985	€ 1,000,000
Market value received											$ 35,000,000
Forecast [Member] | Market Value of Listed Securities [Member]
Going Concern and Management's Plans (Details) [Line Items]
Market value received											$ 35,000,000